Statement of Changes in Net Assets Available for Benefits - EPB 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 5,294,109
Interest and dividends	538,495
Total investment income	5,832,604
Contributions
Employer contributions	1,163,872
Employee contributions	1,515,686
Rollover contributions	8,781
Total contributions	2,688,339
Interest income on notes receivable from participants	26,533
Total additions	8,547,476
Deductions:
Administrative expenses	94,213
Distributions paid to participants	3,075,885
Total deductions	3,170,098
Net increase	5,377,378
Net assets available for benefits, beginning of year	36,695,567
Net assets available for benefits, end of year	$ 42,072,945